Supplement, dated August 31, 2001, to the
                         Prospectus, dated May 1, 2001,
         of Seligman Time Horizon/Harvester Series, Inc. (the "Series")
                                on behalf of its
                          Seligman Time Horizon 30 Fund
                          Seligman Time Horizon 20 Fund
                          Seligman Time Horizon 10 Fund
                             Seligman Harvester Fund
                           (collectively, the "Funds")


     Effective October 1, 2001, Seligman Time Horizon 10 Fund and Seligman Harvester Fund of the Series will add Seligman Investment Grade Fixed Income Fund, Inc., a new mutual fund to be offered October 1, 2001, to the group of Underlying Funds (as described in the Series' Prospectus) in which they may invest.

     Additionally, certain other changes to the target allocations and allocation ranges of the Underlying Funds in which Seligman Time Horizon 10 Fund and Seligman Harvester Fund invest will be revised, effective October 1, 2001. These changes result from changes to Seligman Time Horizon Matrix (SM) and Seligman Harvester (SM) PATENT PENDING, the two asset allocation strategies on which the Funds' investment strategies are based. There will be no changes at this time to the Underlying Funds in which Seligman Time Horizon 30 Fund or Seligman Time Horizon 20 Fund invest, nor in their target allocations or allocation ranges.

     Below is a table that sets forth the Underlying Funds, target allocations and allocation ranges for each Fund of the Series. This table and the paragraph that follow supersedes and replaces the table that currently appears on page 3 of the Series' Prospectus.

-----------------------------------------------------------------------------------------------------------------------------
                                                          TIME HORIZON    TIME HORIZON     TIME HORIZON       HARVESTER
            UNDERLYING FUND                                 30 FUND          20 FUND          10 FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Seligman Frontier Fund                       Target:           3%               3%              3%
-----------------------------------------------------------------------------------------------------------------------------
                                             Range:          2%-4%            2%-4%            2%-4%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Fund                Target:          13%              12%              6%
-----------------------------------------------------------------------------------------------------------------------------
                                             Range:         10%-16%          10%-14%           4%-8%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Seligman Communications and                  Target:          16%              10%              10%
Information  Fund
-----------------------------------------------------------------------------------------------------------------------------
                                             Range:         13%-19%           8%-12%          8%-12%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Seligman Capital Fund                        Target:          22%              20%              20%               10%
-----------------------------------------------------------------------------------------------------------------------------
                                             Range:         18%-26%          16%-24%          16%-24%           8%-12%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund                         Target:           3%               9%              9%                11%
-----------------------------------------------------------------------------------------------------------------------------
                                             Range:          2%-4%            7%-11%          7%-11%            9%-13%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                          TIME HORIZON    TIME HORIZON     TIME HORIZON       HARVESTER
            UNDERLYING FUND                                 30 FUND          20 FUND          10 FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS (Cont'd.)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Fund                Target:           3%               9%              9%                11%
-----------------------------------------------------------------------------------------------------------------------------
                                             Range:          2%-4%            7%-11%          7%-11%            9%-13%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Seligman Common Stock Fund                   Target:                                                              11%
-----------------------------------------------------------------------------------------------------------------------------
                                             Range:                                                             9%-13%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Seligman Emerging Markets Fund               Target:          10%              10%              5%
-----------------------------------------------------------------------------------------------------------------------------
                                             Range:          8%-12%           8%-12%           4%-6%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Seligman Global Smaller                      Target:          25%              17%              8%
Companies Fund
-----------------------------------------------------------------------------------------------------------------------------
                                             Range:         21%-29%          14%-20%          6%-10%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Seligman Global Growth Fund                  Target:                                                              5%
-----------------------------------------------------------------------------------------------------------------------------
                                             Range:                                                              4%-6%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Seligman International Growth Fund           Target:           5%              10%              10%               12%
-----------------------------------------------------------------------------------------------------------------------------
                                             Range:          4%-6%            8%-12%          8%-12%            10%-14%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Seligman High-Yield Bond Series              Target:                                            15%               15%
-----------------------------------------------------------------------------------------------------------------------------
                                             Range:                                           12%-18%           12%-18%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Seligman Investment Grade                    Target:                                            5%                15%
Fixed Income Fund
-----------------------------------------------------------------------------------------------------------------------------
                                             Range:                                            4%-6%            12%-18%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Seligman U.S. Government Securities          Target:                                                              10%
Series/Seligman Cash Management Fund
-----------------------------------------------------------------------------------------------------------------------------
                                             Range:                                                             8%-12%
-----------------------------------------------------------------------------------------------------------------------------

     The Manager does not expect that on October 1, 2001 when the above changes are effective, the actual allocations to Underlying Funds by Seligman Time Horizon 10 Fund and Seligman Time Horizon Harvester Fund will be within the allocation ranges shown above. The Manager will primarily use cash in-flows and out-flows from the purchase and sale of those Funds' shares to bring the actual allocations toward their targets. If on each Fund's next semi-annual re-allocation date, which will occur in December, the actual allocations for the Underlying Funds are not within the allocation ranges, the Manager will re-allocate such Fund's assets to its current targets.

     The following supersedes and replaces the information set forth on page 4 of the Series' Prospectus under the bullet point, "Additional Risks:"

     o Additional Risks - In addition, certain Underlying Funds may purchase derivative securities; enter into forward currency transactions; lend their portfolio securities; enter into options transactions; purchase zero-coupon bonds and payment-in-kind bonds; purchase restricted and illiquid securities; purchase securities on a when-issued or forward commitment basis; purchase zero-coupon bonds and pay-in-kind bonds; enter into repurchase agreements; borrow money; and engage in various other investment practices that involve substantial risk of loss. Investment practices of certain of the Underlying Funds may involve some interest-rate risk, credit risk, prepayment risk or market risk.

     The following supersedes and replaces the information set forth on page 13 of the Series' Prospectus under the bullet points, "Seligman Time Horizon 10 Fund" and "Seligman Harvester Fund":

     o Seligman Time Horizon 10 Fund: Under normal market conditions, this Fund invests 80% of its assets in Underlying Funds that invest primarily in domestic and international equities and 20% of its assets in Underlying Funds that invest primarily in fixed-income securities. The change in allocations results from reducing the exposure to small-company and emerging market securities found in Seligman Time Horizon 20 Fund and introducing high-yield bonds and investment grade fixed-income securities. The allocation to high-yield bonds is introduced because, in the Manager's opinion, a prudently managed high-yield bond fund - not individual high-yield bonds - can provide relative diversification, stability and protection against significant loss of principal due to a single default. The Manager believes that an allocation to investment grade fixed-income securities can provide relative diversification and high liquidity, reduce volatility in yield and market values and protect against loss of principal and income. The Manager's research demonstrates that the reduction in small-company and emerging markets securities has reduced volatility over 10-year holding periods.

     o Seligman Harvester Fund: Under normal market conditions, this Fund invests 60% of its assets in Underlying Funds that invest primarily in domestic and international equities, 30% of its assets in Underlying Funds that invest primarily in fixed income and 10% of its assets in Underlying Funds that invest primarily in cash, cash equivalents or US Government securities. Key differences between Seligman Harvester Fund and Seligman Time Horizon 10 Fund include the elimination of US and international small-company stocks and emerging markets securities. This change reflects the Manager's opinion that these asset classes are too volatile and speculative for investors who wish to conserve their capital and generate an income stream. A 10% allocation to Underlying Funds that invest in cash, cash equivalents or US Government securities is intended to help protect against sudden market downturns that could erode capital, especially if they occur when income is withdrawn. Investments such as money market funds or Treasury bills also provide for more certainty of principal.

     The following new disclosure is added into the table set forth on page 19 of the Series' Prospectus following the Underlying Fund, "Seligman International Growth Fund," and preceding the Underlying Fund, "Seligman Large-Cap Value Fund":

Seligman Investment Grade       High current income     Investment grade
Fixed Income Fund                                       fixed-income securities
                                                        of any duration, such as
                                                        obligations issued or
                                                        guaranteed by the US
                                                        Government, its agencies
                                                        or instrumentalities,
                                                        corporate bonds or other
                                                        obligations,
                                                        mortgage-backed and
                                                        other asset-backed
                                                        securities, obligations
                                                        of non-US Government
                                                        agencies and private
                                                        institutions, and
                                                        income-producing cash
                                                        equivalents

     The following new disclosure is inserted after the first paragraph on page 21 of the Series' Prospectus under the caption, "Fixed-Income-Related Risks":

     Credit risk - The fixed-income securities of each Underlying Fund that invests in fixed-income securities may deteriorate in quality to such an extent that it rating is downgraded or its market value decline relative to comparable securities. Credit risk also includes the risk that an issuer of fixed-income securities would not be able to make interest and principal payments. If the Underlying Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

     Ratings by Moody's and S&P are generally accepted measures of credit risk. However, these ratings have limitations. The rating of an issuer is based heavily on past developments and does not necessarily reflect probable future condition. Frequently there is a lag between the time the rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

     Market risk - Fixed-income securities in which the relevant Underlying Funds invest are traded principally by dealers in the over-the-counter market. Each Underlying Fund's ability to sell securities it holds depends on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could reduce the number of ready buyers.

     The following new disclosure supersedes and replaces the existing language on page 21 of the Series' Prospectus under the caption, "Illiquid Securities and Options":

     Illiquid Securities and Options - Each Underlying Fund (other than Seligman Cash Management Fund and Seligman U.S. Government Securities Series) that invests in fixed-income securities may invest in illiquid securities. Each of these Underlying Funds (other than Seligman Cash Management Fund, Seligman High-Yield Bond Series and Seligman Investment Grade Fixed Income Fund) may invest in options. These investments involve higher risk and subject the Underlying Funds to higher price volatility.

     The following new disclosure is inserted after the last paragraph on page 22 of the Series' Prospectus:

     The  risks  described  above on pages 21 and 22 under  Interest-Rate  Risk,
     High-Yield Bonds ("Junk Bonds"), Mortgage-Backed Securities, Foreign Securities, Repurchase Agreements, "Zero-Coupon" and "Pay-in-Kind" Securities, and When-Issued or Forward Commitment Securities apply to an investment in Seligman Investment Grade Fixed Income Fund.

     The following supersedes and replaces the chart set forth on page 36-37 of the Series' Prospectus under "Appendix C":

Seligman Time Horizon Matrix

  Fund/Horizon                                    30      29      28      27      26      25      24      23      22      21
  ------------                                  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
Seligman Frontier Fund........................    3.0%    3.0%    3.0%    3.0%    3.0%    3.0%    3.0%    3.0%    3.0%    3.0%
Seligman Small-Cap Value Fund.................   13.0%   12.9%   12.8%   12.7%   12.6%   12.5%   12.4%   12.3%   12.2%   12.1%
Seligman Communications and
    Information Fund..........................   16.0%   15.4%   14.8%   14.2%   13.6%   13.0%   12.4%   11.8%   11.2%   10.6%
Seligman Capital Fund.........................   22.0%   21.8%   21.6%   21.4%   21.2%   21.0%   20.8%   20.6%   20.4%   20.2%
Seligman Growth Fund..........................    3.0%    3.6%    4.2%    4.8%    5.4%    6.0%    6.6%    7.2%    7.8%    8.4%
Seligman Large-Cap Value Fund.................    3.0%    3.6%    4.2%    4.8%    5.4%    6.0%    6.6%    7.2%    7.8%    8.4%
Seligman Common Stock Fund....................    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%
Seligman Emerging Markets Fund................   10.0%   10.0%   10.0%   10.0%   10.0%   10.0%   10.0%   10.0%   10.0%   10.0%
Seligman Global Smaller Companies Fund........   25.0%   24.2%   23.4%   22.6%   21.8%   21.0%   20.2%   19.4%   18.6%   17.8%
Seligman Global Growth Fund...................    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%
Seligman International Growth Fund............    5.0%    5.5%    6.0%    6.5%    7.0%    7.5%    8.0%    8.5%    9.0%    9.5%
Seligman High-Yield Bond Series...............    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%
Seligman Investment Grade Fixed Income
    Fund .....................................    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%
Seligman U.S. Government Securities Series....    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%
                                                -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
    Total.....................................  100.0%  100.0%  100.0%  100.0%  100.0%  100.0%  100.0%  100.0%  100.0%  100.0%
                                                =====   =====   =====   =====   =====   =====   =====   =====   =====   =====

  Fund/Horizon                                    20      19      18
  ------------                                  -----   -----   -----
Seligman Frontier Fund........................    3.0%    3.0%    3.0%
Seligman Small-Cap Value Fund.................   12.0%   11.4%   10.8%
Seligman Communications and
    Information Fund..........................   10.0%   10.0%   10.0%
Seligman Capital Fund.........................   20.0%   20.0%   20.0%
Seligman Growth Fund..........................    9.0%    9.0%    9.0%
Seligman Large-Cap Value Fund.................    9.0%    9.0%    9.0%
Seligman Common Stock Fund....................    0.0%    0.0%    0.0%
Seligman Emerging Markets Fund................   10.0%    9.5%    9.0%
Seligman Global Smaller Companies Fund........   17.0%   16.1%   15.2%
Seligman Global Growth Fund...................    0.0%    0.0%    0.0%
Seligman International Growth Fund............   10.0%   10.0%   10.0%
Seligman High-Yield Bond Series...............    0.0%    1.5%    3.0%
Seligman Investment Grade Fixed Income
    Fund .....................................    0.0%    0.5%    1.0%
Seligman U.S. Government Securities Series....    0.0%    0.5%    1.0%
                                                -----   -----   -----
    Total.....................................  100.0%  100.0%  100.0%
                                                =====   =====   =====

Seligman Time Horizon Matrix (SM) is an asset allocation framework, developed to help investors seek their specific financial goals. The Matrix is designed for investors seeking to create an asset class mix based on their time frame for achieving specific goals.

Seligman Harvester (SM) PATENT PENDING is a process designed to help investors maximize their income stream while seeking to conserve capital. The program involves determining "needs" and "wants" as a percentage of total investable assets, and guides investors through a strategy of income withdrawal and asset allocation specifically designed to seek to lower the risk of depleting their accumulated wealth too quickly.

      17      16      15      14      13      12      11      10      9       8       7       6       5       4       3       2
    -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
      3.0%    3.0%    3.0%    3.0%    3.0%    3.0%    3.0%    3.0%    2.7%    2.4%    2.1%    1.8%    1.5%    1.2%    0.9%    0.6%
     10.2%    9.6%    9.0%    8.4%    7.8%    7.2%    6.6%    6.0%    5.4%    4.8%    4.2%    3.6%    3.0%    2.4%    1.8%    1.2%
     10.0%   10.0%   10.0%   10.0%   10.0%   10.0%   10.0%   10.0%    9.0%    8.0%    7.0%    6.0%    5.0%    4.0%    3.0%    2.0%
     20.0%   20.0%   20.0%   20.0%   20.0%   20.0%   20.0%   20.0%   19.0%   18.0%   17.0%   16.0%   15.0%   14.0%   13.0%   12.0%
      9.0%    9.0%    9.0%    9.0%    9.0%    9.0%    9.0%    9.0%    9.2%    9.4%    9.6%    9.8%   10.0%   10.2%   10.4%   10.6%
      9.0%    9.0%    9.0%    9.0%    9.0%    9.0%    9.0%    9.0%    9.2%    9.4%    9.6%    9.8%   10.0%   10.2%   10.4%   10.6%
      0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    1.1%    2.2%    3.3%    4.4%    5.5%    6.6%    7.7%    8.8%
      8.5%    8.0%    7.5%    7.0%    6.5%    6.0%    5.5%    5.0%    4.5%    4.0%    3.5%    3.0%    2.5%    2.0%    1.5%    1.0%
     14.3%   13.4%   12.5%   11.6%   10.7%    9.8%    8.9%    8.0%    7.2%    6.4%    5.6%    4.8%    4.0%    3.2%    2.4%    1.6%
      0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.0%    0.5%    1.0%    1.5%    2.0%    2.5%    3.0%    3.5%    4.0%
     10.0%   10.0%   10.0%   10.0%   10.0%   10.0%   10.0%   10.0%   10.2%   10.4%   10.6%   10.8%   11.0%   11.2%   11.4%   11.6%
      4.5%    6.0%    7.5%    9.0%   10.5%   12.0%   13.5%   15.0%   15.0%   15.0%   15.0%   15.0%   15.0%   15.0%   15.0%   15.0%
      1.5%    2.0%    2.5%    3.0%    3.5%    4.0%    4.5%    5.0%    6.0%    7.0%    8.0%    9.0%   10.0%   11.0%   12.0%   13.0%
      1.5%    2.0%    2.5%    3.0%    3.5%    4.0%    4.5%    5.0%    5.5%    6.0%    6.5%    7.0%    7.5%    8.0%    8.5%    9.0%
    -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
    100.0%  100.0%  100.0%  100.0%  100.0%  100.0%  100.0%  100.0%  100.0%  100.0%  100.0%  100.0%  100.0%  100.0%  100.0%  100.0%
    =====   =====   =====   =====   =====   =====   =====   =====   =====   =====   =====   =====   =====   =====   =====   =====

      1     Harvester
    -----   ---------
      0.3%     0.0%
      0.6%     0.0%
      1.0%     0.0%
     11.0%    10.0%
     10.8%    11.0%
     10.8%    11.0%
      9.9%    11.0%
      0.5%     0.0%
      0.8%     0.0%
      4.5%     5.0%
     11.8%    12.0%
     15.0%    15.0%
     14.0%    15.0%
      9.5%    10.0%
    -----    -----
    100.0%   100.0%
    =====    =====

Seligman Time Horizon Matrix (SM) and Seligman Harvester (SM) PATENT PENDING are prepared using past performance of asset classes to construct model portfolios. Those model portfolios have inherent limitations in that they assume the future performance of the asset classes will, over the relevant periods, correlate to their past performance, and of course, past performance is no guarantee of future results. Furthermore, with regard to using the Funds, the Seligman Group of Funds or other funds of any other investment manager in seeking to follow Seligman Time Horizon Matrix (SM) and Seligman Harvester (SM) PATENT PENDING, there is no assurance that the funds selected will actually correlate to the asset allocations that the investor is seeking to track and the performance of the funds selected may differ from the performance of those asset classes.

          Shares of the Funds and Underlying Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank.

      Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
     In addition, an investment in the Funds and Underlying Funds involves investment risks, including the possible loss of principal.

(CODE)

                    Supplement, dated August 31, 2001, to the
             Statement of Additional Information, dated May 1, 2001,
         of Seligman Time Horizon/Harvester Series, Inc. (the "Series")
                                on behalf of its
                          Seligman Time Horizon 30 Fund
                          Seligman Time Horizon 20 Fund
                          Seligman Time Horizon 10 Fund
                             Seligman Harvester Fund
                            (collectively, the Funds)


     Effective October 1, 2001, the Fund will add Seligman Investment Grade Fixed Income Fund, Inc. to the group of Underlying Funds (as described in the Series' Statement of Additional Information) in which certain Funds of the Series may invest. To this end, the following language will supercede and replace the existing descriptions in the Series' Statement of Additional Information ("SAI") as follows:

     The following disclosure supercedes and replaces the first sentence of the first paragraph of each of the following sections set forth on pages 2-5 of the Series' SAI under "Description of the Series and its Investments and Risks - Investment Strategies and Risks":

     Convertible Bonds. Each Underlying Fund, other than Seligman Cash Management Fund, Seligman U.S. Government Securities Series and Seligman Investment Grade Fixed Income Fund, Inc., may purchase convertible bonds.

     Derivatives. Each Underlying Fund, other than Seligman Cash Management Fund, U.S. Government Securities Series and Seligman Investment Grade Fixed Income Fund, may invest in derivatives only for hedging or investment purposes.

     Forward Foreign Currency Exchange Contracts. Each Underlying Fund, other than Seligman Cash Management Fund, Seligman U.S. Government Securities Series and Seligman Investment Grade Fixed Income Fund, will generally enter into forward foreign currency exchange contracts to fix the US dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or to hedge the US dollar value of securities it owns.

     Put Options. Each Underlying Fund, other than Seligman Cash Management Fund, Seligman High-Yield Bond Series and Seligman Investment Grade Fixed Income Fund, may purchase put options in an attempt to provide a hedge against a decrease in the market price of an underlying security held by an Underlying Fund.

     Rights and Warrants. Each Underlying Fund, other than Seligman Cash Management Fund, Seligman U.S. Government Securities Series, Seligman High-Yield Bond Series and Seligman Investment Grade Fixed Income Fund, may invest in common stock rights and warrants believed by the Manager to provide capital appreciation opportunities.

     The following disclosure has been added following the first sentence of the sixth paragraph on page 6 of the Series' SAI under the caption "Foreign Securities":

     Investments in foreign securities will usually be denominated in foreign currencies, and an Underlying Fund may temporarily hold cash in foreign currencies. Specifically, the Seligman Investment Grade Fixed Income Fund may invest a substantial portion of its total assets in US dollar-denominated fixed-income securities of foreign issuers, including foreign corporations, governments or their agencies or instrumentalities; however, it may invest only up to 10% of its total assets in fixed-income securities of US and foreign issuers denominated in foreign currencies.

     The following disclosure has been added to page 8 of the Series' SAI as a new paragraph following the third paragraph of the section "Collateralized Mortgage Obligations":

     Stripped Mortgage-Backed Securities. Seligman Investment Grade Fixed Income Fund, Inc. may invest in stripped mortgage-backed securities, which are generally structured in two classes that receive different portions of interest and principal payments on the underlying collateral or, in some cases, receive only the interest portion of the cash flow ("interest only" securities or "IOs") or only the principal portion ("principal only" securities or "POs"). The cash flows and yields on IO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid rate of principal prepayments may have a material adverse effect on the yield to maturity and market value of IOs. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may experience the loss of interest income, an adverse impact on the value of the IO and failure to recoup all or a portion of its initial purchase price, even though the IO may be rated in the highest category for investment grade fixed-income securities. POs are subject to the risk of slower than anticipated principal payments, which would have the economic effect of lengthening the maturity of these instruments and thereby reducing their return relative to comparable fixed-income securities. Stripped mortgage-backed securities may be illiquid because they lack an established secondary trading market.

     The following disclosure has been added to the first sentence of the first paragraph of each of the following sections on pages 8-10 of the Series' SAI under the caption, "Description of the Series and its Investments and Risks - Investment Strategies and Risks":

     When-Issued and Forward Commitment Securities. Seligman U.S. Government Securities Series, Seligman High-Yield Bond Series and Seligman Investment Grade Fixed Income Fund, may purchase securities on a when-issued or forward commitment basis.

     Borrowing. Except as noted below, the Underlying Funds may borrow money only from banks for temporary or emergency purposes (but not for the purpose of purchasing portfolio securities) in an amount not to exceed the following percentages of the value of the Underlying Fund's total assets: 5% for the Seligman International Growth Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, Seligman Cash Management Fund and Seligman Investment Grade Fixed Income Fund; 10% for Seligman Frontier Fund and Seligman Emerging Markets Fund; and 15% for the Seligman U.S. Government Securities Series and Seligman High-Yield Bond Series.

     The following disclosure has been added to page 11 of the Series' SAI after the last paragraph under the caption, "Fund Policies":

     Under Rule 35d-1(a)(2)(ii) and (a)(3)(iii) of the 1940 Act, Seligman Investment Grade Fixed Income Fund may also not change its investment strategy of investing at least 80% of its net assets in investment grade fixed-income securities without first providing notice to shareholders, as provided under Rule 35d-1(c) of the 1940 Act, at least 60 days prior to such change. This policy is not fundamental.



                                     3